                                AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 3, 2007

                                                  1933 ACT REGISTRATION NO. 333-62238
                                                  1940 ACT REGISTRATION NO. 811-07975

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 11 [X]

                                                                  AND

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 80 [X]

                                                   (CHECK APPROPRIATE BOX OR BOXES)

                                                      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                                                        VARIABLE ANNUITY ACCOUNT
                                                       (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-7333
                               (Address and telephone number of depositor's principal executive offices)

                                                           THOMAS C. CASTANO

                                                               SECRETARY

                                                     PRUCO LIFE INSURANCE COMPANY
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (203) 925-7176
                                                (Name and address of agent for service)

                                                              Copies to:

                                                        C. CHRISTOPHER SPRAGUE
                                                   VICE PRESIDENT, CORPORATE COUNSEL
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on _____ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on __ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts

                                                                NOTE

Registrant is filing this Post-Effective Amendment No. 11 to Registration Statement No. 333-62238 for the purpose of including in the Registration Statement a Prospectus Supplement and Statement of Additional Infomation Supplement.
The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 10 filed with the SEC on April 20, 2007, as supplemented, are hereby incorporated by reference.
However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment.
Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                    Pruco Life Insurance Company
                                             Pruco Life Insurance Company Of New Jersey

                                                     Strategic Partners Horizon

                                                     Strategic Partners Select

                                                Supplement, dated November 19, 2007
                                                                 To
                                                  Prospectuses, dated May 1, 2007

This  Supplement  should be read and retained with the current  Prospectus for your annuity.  This  Supplement is intended to update certain  information  in the  Prospectus  for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

A.  NEW SUB-ACCOUNT

With regards to Strategic  Partners  Select Annuity only,  effective  November 19, 2007, the  underlying  portfolio  listed below is being offered as a new  Sub-account.  We are also reflecting a sub-advisor  name change for one of the portfolios  within  Strategic
Partners Select.

In the section of the Strategic Partners Select Prospectus entitled "Summary of Contract Expenses",  sub-section  "Underlying Mutual
Fund Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                                                    (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------
                                                                                                                    Acquired Portfolio Fees              Total Annual
                                                           Management Fees      Other Expenses       12b-1 Fees            & Expenses                 Portfolio Operating
                 UNDERLYING PORTFOLIO                                                                                                                      Expenses
Advanced Series Trust:
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------
AST Western Asset Core Plus Bond                                0.70%                0.12%             0.00%                 0.00%                           0.82%
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- ------------------------------------

Effective  November 19, 2007, the underlying  portfolio listed below is being offered as a new Sub-account under Strategic  Partners
Select.  In order  to  reflect  these  additions:  The  following  is being  added to the  chart in the  Strategic  Partners  Select
Prospectus in the section entitled "What Investment Options Can I Choose? /Variable Investment Options":

-------------------------- -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
         STYLE/                                                            INVESTMENT OBJECTIVES/POLICIES                                                             PORTFOLIO
          TYPE                                                                                                                                                        ADVISOR/
                                                                                                                                                                     SUB-ADVISOR
                           -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        AST FUND
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
      Fixed Income        AST Western Asset Core Plus Bond Portfolio:  seeks to maximize total return,  consistent with prudent investment  management and    Western Asset Management
                          liquidity  needs, by investing to obtain its average  specified  duration.  The Portfolio's  current target average  duration is
                          generally  2.5 to 7 years.  The  Portfolio  pursues this  objective  by investing in all major fixed income  sectors with a bias     Company/ Western Asset
                          towards non-Treasuries.                                                                                                            Management Company Limited
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Also, in the same section of the Strategic  Partners Select  prospectus,  we make the following  change to the chart setting forth a brief description of the variable investment option, to reflect a sub-advisor name change:

o        Effective  November 19, 2007,  Neuberger  Berman  Management Inc. will become  sub-advisor of SP Mid-Cap Growth  Portfolio.
         Prior to November 19, 2007, Calamos Advisors LLC was the sub-advisor.

We add a parenthetical after the name of the SP Mid Cap Growth Portfolio as follows, to indicate that we no longer permit purchases or transfers into the Portfolio by those who are not already invested in the Portfolio:

SP Mid Cap Growth Portfolio (closed to new investments):

B.  NEW PRINCIPAL UNDERWRITER

In the "Other  Information"  section of each prospectus,  under the heading  entitled "Sales and Distribution of the Contract.",  we identify  Prudential  Investment  Management  Services LLC (PIMS) as the principal  underwriter  and  distributor  of the annuities.
Beginning as of the date of this  supplement,  PIMS has been replaced by an affiliated  broker-dealer  called  Prudential  Annuities
Distributors,  Inc.  ("PAD").  Accordingly,  we replace the first two paragraphs under "Sales and Distribution of the Contract" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential Annuities  Distributors,  Inc. (PAD), a wholly-owned  subsidiary of Prudential  Annuities,  Inc., is the distributor and principal  underwriter of the annuities  offered  through this  prospectus.  PAD acts as the  distributor of a number of annuity and life  insurance  products,  and is the  co-distributor  of the  Advanced  Series  Trust.  PAD's  principal  business  address is One
Corporate  Drive,  Shelton,  Connecticut  06484.  PAD is registered as a  broker-dealer  under the  Securities  Exchange Act of 1934
(Exchange Act), and is a member of the National Association of Securities Dealers, Inc. (NASD)."

                                                        Pruco Life Insurance Company
                                                 Pruco Life Insurance Company Of New Jersey

                                                         Strategic Partners Advisor
                                                       Strategic Partners Annuity One
                                                          Strategic Partners Plus
                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3
                                                        Strategic Partners FlexElite
                                                         Strategic Partners Select

                                                     Prudential Premier Series Annuity

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the Statements of Additional  Information  entitled Principal  Underwriter and Payments Made To Promote Sale Of
     Our Products,  we identify Prudential Investment Management Services,  LLC as principal  underwriter.  Beginning as of the date of this supplement,  Prudential  Annuities  Distributors,  Inc., an indirect  subsidiary of Prudential  Financial,  Inc., has assumed
     PIMS's duties as principal underwriter of each of the above-referenced annuities.

                                                              SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey on this 3rd day of August 2007.

                                       THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                              (Registrant)

                                                   BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                              (Depositor)

                                  Attest: /s/ Thomas C. Castano               /s/ Scott D. Kaplan
                                          ---------------------               -------------------
                                          Thomas C. Castano                   Scott D. Kaplan
                                          Secretary                           President

                                                              SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          SIGNATURE AND TITLE

                          *
                          --------------------------
                          JAMES J. AVERY, JR.                   Date: August 3, 2007
                          VICE CHAIRMAN AND DIRECTOR

                           *
                          --------------------------
                          BERNARD J. JACOB
                          DIRECTOR

                          *
                          --------------------------
                          TUCKER I. MARR
                          CHIEF FINANCIAL OFFICER and
                          Chief Financial Officer

                          *                                     *By /s/ THOMAS C. CASTANO
                          --------------------------                ------------------------------------
                          SCOTT D. KAPLAN                           THOMAS C. CASTANO
                          DIRECTOR                                  (ATTORNEY-IN-FACT)

                          *
                          --------------------------
                          HELEN M. GALT
                          DIRECTOR

                          *
                          --------------------------
                          DAVID R. ODENATH, JR.
                          DIRECTOR